Defined Asset Funds(sm)

Performance Summary
2nd Quarter  1999

IRA Ideal!

Select Ten Portfolio

[encircled torch logo]

A Defined Strategy
for Total Return

[bull logo] Merrill Lynch

THE SELECT TEN PORTFOLIO o  PERFORMANCE SUMMARY 2ND QUARTER o 1999

SELECT TEN HIGHLIGHTS-----------------------------------------------------------

o   Quarterly Dividends
    You will receive four consolidated checks per year, not 40 for the ten stocks.

o   Reinvestment
    You may choose to reinvest your dividends at a reduced sales charge to compound your income.

o   Cost
    Investments start at about $250 with sales charge discounts available for volume purchases of $50,000 or more.

o   Buy and Hold
    You are buying and holding for about a year, a Portfolio of established companies with relatively high dividend yields.

o   Tax-Efficient
    On rollovers to future Portfolios, if available, you will defer recognition of gains and losses on stocks that are transferred to the new Portfolio.


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Past Performance of Prior Select Ten Portfolios

Past performance is no guarantee of future results.

-----------------------------------------------------------------------------
                      Series From Inception Through 6/30/99
                          (including annual rollovers)
----------------------------------------------------------------------------
Inception                            Series                         Return
----------------------------------------------------------------------------
5/17/91                                 B                            15.45%
----------------------------------------------------------------------------
1/3/92                                  A                            15.88
----------------------------------------------------------------------------
9/1/92                                  C                            19.65
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7/22/96                                 3                            21.38
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11/1/96                                 5                            16.48
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1/2/97                                  J                            14.40
----------------------------------------------------------------------------
2/25/97                                 1                            13.50
----------------------------------------------------------------------------
4/28/97                                 2                            14.18
----------------------------------------------------------------------------
9/3/97                                  4                            14.83
----------------------------------------------------------------------------


----------------------------------------------------------------------------
                        Most Recently Completed Portfolio
----------------------------------------------------------------------------
      Period                         Series                         Return
----------------------------------------------------------------------------
5/27/97--6/30/98                        B                            11.29%
----------------------------------------------------------------------------
1/28/98--3/5/99                         A                             5.33
----------------------------------------------------------------------------
9/22/97--10/23/98                       C                             6.79
----------------------------------------------------------------------------
7/28/97--8/28/98                        3                             1.59
----------------------------------------------------------------------------
11/10/97--12/18/98                      5                             6.66
----------------------------------------------------------------------------
1/6/98--2/8/99                          J                             8.80
----------------------------------------------------------------------------
3/2/98--4/9/99                          1                             2.65
----------------------------------------------------------------------------
5/4/98--6/4/99                          2                             2.47
----------------------------------------------------------------------------
9/3/97--10/2/98                         4                             2.02
----------------------------------------------------------------------------


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The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflects maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.

Hypothetical Past Performance of the Strategy (not any Portfolio)

Growth of $10,000 Invested Over 25 Years -- 1/1/74 Through 6/30/99

Strategy*.......$546,225   DJIA .......$347,602   S&P 500 Index +......$347,257

Growth of $10,000 Invested Over 26 Years -- 1/1/73 Through 6/30/99

[A mountain chart compares the hypothetical past performance from 1/1/73 through 6/30/99 of the Strategy (ochre), the Dow Jones Industrial Average (DJIA) (pink), and the S&P 500 Index (purple). An ochre box in the upper left quadrant indicates the components of the Strategy performance section of the chart ("net of sales charges and expenses"*). The horizontal (X) axis compares the cumulative annual performance by year, from 1/1/73 through 6/30/99. The vertical
(Y) axis reflects the dollar amount value. The initial value of each investment is $10,000. Throughout the aforementioned period, increases in each investment build towards the Y axis. At the end of this period, the Y axis reflects the ending value of the Strategy ($529,378), the ending value of the DJIA ($301,997), and the ending value of the S&P 500 Index ($296,349).]

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy (with Portfolio sales charges and expenses deducted) would have underperformed the DJIA in 13 and the S&P 500 Index in 12 of the last 26 years. There can be no assurance that any Portfolio will outperform either Index. The Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors.

Average Annual Total Returns
For periods ending 12/31/98


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--------------------------------------------------------------------------------
                     3 year    5 year    10 year    15 year    20 year   25 year
--------------------------------------------------------------------------------
Strategy*            17.73%    17.51%    16.12%     16.74%     17.49%    16.78%
--------------------------------------------------------------------------------
DJIA                 23.71%    22.08%    18.62%     17.71%     17.14%    14.40%
--------------------------------------------------------------------------------
S&P 500 Index        27.97%    23.82%    19.03%     17.74%     17.50%    14.71%
--------------------------------------------------------------------------------


Annual Total Returns

--------------------------------------------------------------------------------
Year                 Strategy*              DJIA               S&P 500 Index
--------------------------------------------------------------------------------
1973                  -4.08%              -13.12%                -14.66%
--------------------------------------------------------------------------------
1974                   -2.40               -23.14                 -26.47
--------------------------------------------------------------------------------
1975                   55.65                44.40                  36.92
--------------------------------------------------------------------------------
1976                   33.25                22.72                  23.53
--------------------------------------------------------------------------------
1977                   -2.90               -12.71                  -7.19
--------------------------------------------------------------------------------
1978                   -1.91                 2.69                   6.39
--------------------------------------------------------------------------------
1979                   10.48                10.52                  18.02
--------------------------------------------------------------------------------
1980                   24.69                21.41                  31.50
--------------------------------------------------------------------------------
1981                    5.51                -3.40                  -4.83
--------------------------------------------------------------------------------
1982                   23.78                25.79                  20.26
--------------------------------------------------------------------------------
1983                   36.93                25.68                  22.27
--------------------------------------------------------------------------------
1984                    5.41                 1.06                   5.95
--------------------------------------------------------------------------------
1985                   27.00                32.78                  31.43
--------------------------------------------------------------------------------
1986                   32.96                26.91                  18.37
--------------------------------------------------------------------------------
1987                    5.06                 6.02                   5.67
--------------------------------------------------------------------------------
1988                   22.44                15.95                  16.58
--------------------------------------------------------------------------------
1989                   25.65                31.71                  31.11
--------------------------------------------------------------------------------
1990                  -10.14                -0.57                  -3.20
--------------------------------------------------------------------------------
1991                   31.81                23.93                  30.51
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
1992                    6.44                 7.34                   7.67
--------------------------------------------------------------------------------
1993                   25.30                16.72                   9.97
--------------------------------------------------------------------------------
1994                    1.95                 4.95                   1.30
--------------------------------------------------------------------------------
1995                   34.97                36.48                  37.10
--------------------------------------------------------------------------------
1996                   26.34                28.57                  22.69
--------------------------------------------------------------------------------
1997                   19.92                24.78                  33.10
--------------------------------------------------------------------------------
1998                    8.55                18.00                  28.34
--------------------------------------------------------------------------------
6/30/99                12.97                20.37                  12.33
--------------------------------------------------------------------------------
Average                16.16%               13.72%                 13.64%

The results shown are hypothetical past performance of the Strategy (not any Portfolio) and are no guarantee of future results. Returns represent price changes plus dividends reinvested at year ends, divided by the initial public offering price and do not reflect deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, Portfolios are not fully invested at all times and stocks may not be weighted equally.

------------
* Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.

+ Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio. "S&P 500 Index" is a trademark of The McGraw-Hill Companies, Inc.

[encircled flag logo with "Select Ten Portfolio DJIA" written around circle]

The Strategy

The Select Ten Portfolio employs a strategy of investing in the ten highest dividend-yielding stocks in the DJIA and holding them for about one year. As each Portfolio ends, you may choose to reinvest your proceeds into the next Portfolio of the then-current Strategy stocks, if available, or you can redeem your


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investment at the then-current net asset value. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

The Dow Jones Industrial Average

The Dow Jones Industrial Average+ consists of 30 common stocks chosen by the editors of The Wall Street Journal as representative of the New York Stock Exchange and of American industry. These companies are highly capitalized, and their stocks are widely held by both individual and institutional investors. The current companies are:

Alcoa                                              Hewlett-Packard
Allied Signal                                      IBM
American Express                                   International Paper
AT&T                                               Johnson & Johnson
Boeing                                             J.P. Morgan & Co.
Caterpillar                                        McDonald's
Chevron                                            Merck
Citigroup                                          Minnesota Mining &
Coca-Cola                                             Manufacturing (3M)
Du Pont                                            Philip Morris
Eastman Kodak                                      Procter & Gamble
Exxon                                              Sears Roebuck & Co.
General Electric                                   Union Carbide
General Motors                                     United Technologies
Goodyear                                           Wal-Mart Stores
                                                   Walt Disney


Select Today!


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You can get started with the Select Ten Portfolio for about $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

[logo: oval containing "Defined Asset Funds" inside and "Buy With Knowledge o Hold With Confidence" wrapping around bottom edge of logo]

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income.

o There can be no assurance that the Portfolio will meet its objective, that dividend rates will be maintained, that stock prices will not decrease or that the Portfolio will outperform the indices.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

o These stocks may have higher yields because they, or their industries, are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.

o Owning units of the Portfolio may result in annual federal, state and local taxes, some of which can be deferred by rolling over into the next Portfolio, if available. Please consult your tax advisor.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[recycling logo] Printed on Recycled Paper


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70109SJ-7/99

(C) 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member SIPC.


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